Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
The Company includes the results of operations of real estate assets acquired in the consolidated statements of operations from the date of the related acquisition.
2012 Acquisitions
In December 2012, the Company acquired a 49.0% joint venture interest in Kirkwood Mall in Bismarck, ND. The Company paid $39,754 for its 49.0% share, which was based on a total value of $121,500 including a $40,368 non-recourse loan. The Company executed an agreement to acquire the remaining 51.0% interest within 90 days subject to the lender's approval to assume the loan, which bears interest of 5.75% and matures in April 2018. As the loan bears interest at an above-market rate, the Company recorded a debt premium of $2,970, computed using an estimated market interest rate of 4.25%.
In May 2012, the Company acquired Dakota Square Mall in Minot, ND. The purchase price of $91,475 consisted of $32,474 in cash and the assumption of a $59,001 non-recourse loan that bears interest at a fixed rate of 6.23% and matures in November 2016. The Company recorded a debt premium of $3,040, computed using an estimated market interest rate of 4.75%, since the debt assumed was at an above-market interest rate compared to similar debt instruments at the date of acquisition.
In April 2012, the Company and its noncontrolling interest partner exercised their rights under the terms of a mezzanine loan agreement with the borrower, which owned The Outlet Shoppes at Gettysburg in Gettysburg, PA, to convert the mezzanine loan into a member interest in the outlet shopping center. After conversion, the Company owns a 50.0% interest in the outlet center. The investment of $24,837 consisted of a $4,522 converted mezzanine loan and the assumption of $20,315 of debt. The $40,631 of debt, of which our share is 50.0%, bears interest at a fixed rate of 5.87% and matures in February 2016.
In April 2012, the Company acquired a 75.0% joint venture interest in The Outlet Shoppes at El Paso, an outlet shopping center located in El Paso, TX for $31,592 and a 50.0% joint venture interest in outparcel land adjacent to The Outlet Shoppes at El Paso (see Note 5) for $3,864 for a total of $35,456. The amount paid for the Company's 75.0% and 50.0% interests was based on a total value of $116,775 including a non-recourse loan of $66,924, which bears interest at a fixed rate of 7.06% and matures in December 2017. The debt assumed was at an above-market rate compared to similar debt instruments at the date of acquisition, so the Company recorded a debt premium of $7,700 (of which $5,775 represents the Company's 75.0% share), computed using an estimated market interest rate of 4.75%. The entity that owned The Outlet Shoppes at El Paso used a portion of the cash proceeds to repay a $9,150 mezzanine loan provided by the Company. After considering the repayment of the mezzanine loan to the Company, the net consideration paid by the Company in connection with this transaction was $28,594.
The following table summarizes the preliminary allocation of the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date for acquisitions listed above as of December 31, 2012:

Land	$41,878
Buildings and improvements	309,827
Investments in unconsolidated affiliates	3,864
Tenant improvements	13,603
Above-market leases	11,069
In-place leases	49,521
Total assets	429,762
Mortgage note payable assumed	(206,924)
Debt premium	(13,710)
Below-market leases	(36,627)
Noncontrolling interest	(60,295)
Net assets acquired	$112,206

In December 2012, the Company acquired the remaining 40.0% interests in Imperial Valley Mall L.P., Imperial Valley Peripheral L.P. and Imperial Valley Commons L.P. in El Centro, CA from its joint venture partner. Imperial Valley Commons, L.P. was classified as a variable interest entity prior to the acquisition of the remaining 40.0% interest and was accounted for on a consolidated basis. We recorded a gain on investment of $45,072 related to the acquisition of our joint venture partner's interest. Imperial Valley Mall L.P. and Imperial Valley Peripheral L.P. were unconsolidated affiliates accounted for using the equity method of accounting. As of the purchase date, all three joint ventures are accounted for on a consolidated basis in the Company's operations. The interests were acquired for total consideration of $36,518, which consists of $15,500 in cash and $21,018 related to the assumption of the joint venture partner's share of the loan secured by Imperial Valley Mall. The following table summarizes the preliminary allocation of the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date for Imperial Valley Mall as of December 31, 2012:

Land	$46,188
Buildings and improvements	68,723
Tenant improvements	1,826
Above-market leases	4,382
In-place leases	17,591
Total assets	138,710
Mortgage note payable assumed	(52,546)
Debt premium	(1,624)
Below-market leases	(3,546)
Value of Company's interest in joint ventures	(65,494)
Net assets acquired	$15,500

The Company has not yet finalized its allocation of the purchase price of Kirkwood Mall and Imperial Valley Mall, included in the tables above, as it is awaiting certain valuation information for assets acquired and liabilities assumed to complete its allocations. A final determination of the purchase price allocation will be made in 2013. The pro forma effect of the 2012 acquisitions described above was not material.

2011 Acquisition
In September 2011, the Company purchased Northgate Mall located in Chattanooga, TN, for a total cash purchase price of $11,500 plus transaction costs of $672. The results of operations of Northgate Mall are included in the consolidated financial statements beginning on the date of acquisition. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Land	$2,330
Buildings and improvements	8,220
Above-market leases	2,030
In-place leases	1,570
Total assets	14,150
Below-market leases	(2,650)
Net assets acquired	$11,500

2010 Acquisition
In October 2010, the Company acquired the remaining 50% interest in Parkway Place in Huntsville, AL, from its joint venture partner. The interest was acquired for total consideration of $38,775, which consisted of $17,831 in a combination of cash paid by the Company and a distribution from the joint venture to the joint venture partner and the assumption of the joint venture partner’s share of the loan secured by Parkway Place with a principal balance of $20,944 at the time of purchase.